Fair Value Measurements - Financial Instruments Recorded at Fair Value on a Recurring Basis (Details) - NBT Bancorp Inc. 401(k) and Employee Stock Ownership Plan [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurements [Abstract]
Financial instruments recorded at fair value	$ 411,209,167	$ 360,983,991
Mutual Funds [Member]
Fair Value Measurements [Abstract]
Financial instruments recorded at fair value	363,169,532	307,131,380
Common Stock of NBT Bancorp Inc. [Member]
Fair Value Measurements [Abstract]
Financial instruments recorded at fair value	30,074,182	35,226,305
Stable Value Fund [Member]
Fair Value Measurements [Abstract]
Financial instruments recorded at fair value	17,933,465	18,539,578
Cash and Money Market Funds [Member]
Fair Value Measurements [Abstract]
Financial instruments recorded at fair value	31,988	86,728
Level 1 [Member]
Fair Value Measurements [Abstract]
Financial instruments recorded at fair value	411,209,167	360,983,991
Level 1 [Member] | Mutual Funds [Member]
Fair Value Measurements [Abstract]
Financial instruments recorded at fair value	363,169,532	307,131,380
Level 1 [Member] | Common Stock of NBT Bancorp Inc. [Member]
Fair Value Measurements [Abstract]
Financial instruments recorded at fair value	30,074,182	35,226,305
Level 1 [Member] | Stable Value Fund [Member]
Fair Value Measurements [Abstract]
Financial instruments recorded at fair value	17,933,465	18,539,578
Level 1 [Member] | Cash and Money Market Funds [Member]
Fair Value Measurements [Abstract]
Financial instruments recorded at fair value	31,988	86,728
Level 2 [Member]
Fair Value Measurements [Abstract]
Financial instruments recorded at fair value	0	0
Level 2 [Member] | Mutual Funds [Member]
Fair Value Measurements [Abstract]
Financial instruments recorded at fair value	0	0
Level 2 [Member] | Common Stock of NBT Bancorp Inc. [Member]
Fair Value Measurements [Abstract]
Financial instruments recorded at fair value	0	0
Level 2 [Member] | Stable Value Fund [Member]
Fair Value Measurements [Abstract]
Financial instruments recorded at fair value	0	0
Level 2 [Member] | Cash and Money Market Funds [Member]
Fair Value Measurements [Abstract]
Financial instruments recorded at fair value	0	0
Level 3 [Member]
Fair Value Measurements [Abstract]
Financial instruments recorded at fair value	0	0
Level 3 [Member] | Mutual Funds [Member]
Fair Value Measurements [Abstract]
Financial instruments recorded at fair value	0	0
Level 3 [Member] | Common Stock of NBT Bancorp Inc. [Member]
Fair Value Measurements [Abstract]
Financial instruments recorded at fair value	0	0
Level 3 [Member] | Stable Value Fund [Member]
Fair Value Measurements [Abstract]
Financial instruments recorded at fair value	0	0
Level 3 [Member] | Cash and Money Market Funds [Member]
Fair Value Measurements [Abstract]
Financial instruments recorded at fair value	$ 0	$ 0